Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity	Stockholders’ Equity
Common Stock
On March 9, 2021, the Company’s common stock and warrants began trading on the Nasdaq Global Select Market under the ticker symbols “VIEW” and “VIEWW,” respectively. Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 600,000,000 shares of common stock with a par value of $0.0001 per share. As of September 30, 2022, the Company had 221,390,799 shares of common stock issued and outstanding.
Preferred Stock
Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 1,000,000 shares of preferred stock having a par value of $0.0001 per share (“View Inc. Preferred Stock”). The Company’s board of directors has the authority to issue View, Inc. Preferred Stock and to determine the rights, preferences, privileges, and restrictions, including voting rights, of those shares. As of September 30, 2022, no shares of View, Inc. Preferred Stock were issued and outstanding.
Net Share Settlement of Equity Awards
During the three and nine months ended September 30, 2022, the Company withheld 1,887,172 shares with a fair value of $3.1 million in satisfaction of tax withholding obligations relating to the vesting of restricted share units. The shares were retired upon repurchase and returned to the unissued authorized capital of the Company. As of September 30, 2022, no shares of Treasury Stock were issued and outstanding.
Dividend
Common stock is entitled to dividends when and if declared by the Company’s board of directors, subject to the rights of all classes of stock outstanding having priority rights to dividends. The Company has not paid any cash dividends on common stock to date. The Company may retain future earnings, if any, for the further development and expansion of its business and has no current plans to pay cash dividends for the foreseeable future. Any future determination to pay dividends will be made at the discretion of the Company’s board of directors and will depend on, among other things, the Company’s financial condition, results of operations, capital requirements, restrictions contained in future agreements and financing instruments, business prospects and such other factors as the Company’s board of directors may deem relevant.
Common Stock Purchase Agreement
On August 8, 2022, the Company entered into the Purchase Agreements with each of CF Principal Investments LLC, a Delaware limited liability company (“Cantor”), and YA II PN, Ltd., a Cayman Islands exempted company (“Yorkville,” and together with Cantor, the “Investors”), relating to a committed equity facility (the “Facility”). Under the terms of the Purchase Agreements, the Company will have the right, from time to time and at its option, to sell to the Investors up to $100.0 million, in the aggregate, of the Company’s common stock (“View Shares”), subject to certain conditions and limitations set forth in the Purchase Agreements. As of September 30, 2022, the Investors have purchased zero shares under the Purchase Agreements.
Sales of the View Shares under the Purchase Agreements, and the timing of any sales, will be determined by the Company from time to time at its sole discretion and will depend on a variety of factors, including, among other things, market conditions, the trading price of the Company’s common stock and determinations by the Company regarding the use of proceeds from such sales. The net proceeds from any sales under the Purchase Agreements will depend on the frequency with, and prices at which the View Shares are sold to the Investors. The Company expects to use the proceeds from any sales under the Purchase Agreements for working capital and general corporate purposes.
Upon the initial satisfaction of the conditions to the Investors’ obligations to purchase View Shares set forth in the Purchase Agreements (the “Commencement”), including that a registration statement (the “Resale Registration Statement”) registering the resale of the View Shares under the Securities Act of 1933, as amended (the “Securities Act”), is declared effective by the SEC and the Investors are permitted to utilize the prospectus therein to resell all of the shares included in such prospectus, the Company will have the right, but not the obligation, from time to time at its sole discretion until the earliest of (i) the first day of the month next following the date that is 36-months after the effective date of the Resale Registration Statement, (ii) the date on which the Investors shall have purchased, in the aggregate, $100.0 million worth of shares pursuant to the Purchase Agreements, (iii) the date on which the Company’s common stock shall have failed to be listed or quoted on The Nasdaq Global Market or an alternative market and (iv) the date on which the Company commences a voluntary bankruptcy case or any person commences a proceeding against the Company, a custodian is appointed for the Company or for all or substantially all of its property or the Company makes a general assignment for the benefit of its creditors, to direct the Investors to purchase View Shares as set forth in the Purchase Agreements, by delivering written notice to Cantor or Yorkville prior to 9:00 AM, Eastern Time, on any trading day, subject to maximum amount as set forth in the Purchase Agreements for each such trading day. The purchase price of the View Shares that the Company elects to sell pursuant to the Purchase Agreements will be 97% of the volume weighted average price of the Company’s common stock during the applicable purchase date, subject to adjustment if the Company delivers a purchase notice for a purchase in excess of 20% of the total volume of the Company’s common stock traded during the applicable purchase period.
The Company will not sell, and the Investors will not purchase, any View Shares pursuant to the Purchase Agreements, if the aggregate number of View Shares issued pursuant to the Purchase Agreements would exceed 19.99% of the voting power or number of shares of the Company’s common stock issued and outstanding immediately prior to the execution of the Purchase Agreements), subject to reduction as described in the Purchase Agreements, unless the Company obtains approval of its stockholders for the sale of View Shares in excess of such amount. In addition, the Company will not sell, and Cantor and Yorkville will not purchase, any View Shares pursuant to the Purchase Agreements, which, when aggregated with all other shares of the Company’s common stock then beneficially owned by such Investor and its affiliates, would result in, in the case of Cantor, the beneficial ownership by Cantor and its affiliates of more than 9.99% of the Company’s outstanding voting power or shares of the Company’s common stock, or in the case of Yorkville and its affiliates, would result in the beneficial ownership by Yorkville and its affiliates of more than 4.99% of the Company’s outstanding voting power or shares of the Company’s common stock.
On the date of the Commencement, the Company will issue to Cantor shares of the Company’s common stock with a value of $1.3 million (the “Commitment Fee”) as of the trading day prior to the filing of the Resale Registration Statement as consideration for its irrevocable commitment to purchase the View Shares upon the terms and subject to the satisfaction of the conditions set forth in its respective Purchase Agreement. In addition, pursuant to the Purchase Agreements, the Company agreed to reimburse Cantor for certain of its expenses. The Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Investors, pursuant to which the Company has agreed to register the resale of the View Shares and the shares constituting the Commitment Fee. The Purchase Agreements and the Registration Rights Agreement contain customary representations, warranties, conditions, and indemnification obligations by each party. The Purchase Agreements also provide that the representations and warranties of the Company (a) that are not qualified by “materiality” or “Material Adverse Effect” (as defined in the Purchase Agreements) must be true and correct in all material respects as of the date of the Commencement, except to the extent such representations and warranties are as of another date, in which case such representations and warranties must be true and correct in all material respects as of such other date, and (b) that are qualified by “materiality” or “Material Adverse Effect” (as defined in the Purchase Agreements) must be true and correct as of the date of the Commencement, except to the extent such representations and warranties are as of another date, in which case such representations and warranties must be true and correct as of such other date. The Purchase Agreements also provide that the representations and warranties of the Company must be true and correct as described in (a) and (b) above as of a date within three trading days following each time the Company files (i) an Annual Report on Form 10-K and certain Annual Reports on Form 10-K/A, (ii) a Quarterly Report on Form 10-Q, (iii) certain Current Reports on Form 8-K containing amended financial information and (iv) the Resale Registration Statement, any New Registration Statement (as defined in the Purchase Agreements) or any supplement or post-effective amendment thereto, subject to certain exceptions and in any event not more than once per calendar quarter. The representations, warranties and covenants contained in the Purchase Agreements and the Registration Rights Agreement were made only for purposes of the Purchase Agreements and the Registration Rights Agreement and as of specific dates, are solely for the benefit of the parties to such agreements and are subject to certain important limitations.
The Company has the right to terminate the Purchase Agreements at any time after the date of the Commencement, at no cost or penalty, upon three trading days’ prior written notice. The Investors have the right to terminate the Purchase Agreements upon three trading days’ prior written notice if, among other things, a Material Adverse Effect (as defined in the Purchase Agreements) has occurred and is continuing.
Stockholders' Equity
Legacy View Redeemable Convertible Preferred Stock
Prior to the Merger, Legacy View had outstanding shares of Series A, Series B, Series C, Series D, Series E-2, Series F, Series G, and Series H redeemable convertible preferred stock. Immediately prior to the Merger, each outstanding share of Legacy View redeemable convertible preferred stock converted to Legacy View common stock on a 1:1 conversion ratio. Upon Closing, each issued and outstanding share of Legacy View common stock was cancelled and the holders thereof in exchange received shares of the Company’s common stock in an amount determined by application of the Exchange Ratio. As such, as of December 31, 2021, the Company has no redeemable convertible preferred stock outstanding. See Note 4 for additional information regarding the reverse recapitalization.
As of December 31, 2020, the redeemable convertible preferred stock consisted of the following (in thousands, except for share amounts):

Series	Shares Authorized December 31, 2020	Shares Outstanding December 31, 2020	Carry Value December 31, 2020	Liquidation Preference December 31, 2020	Common Stock Issuable Upon Conversion
A	23,250	18,441	$166	$238	18,441
B	1,571,798	1,217,066	19,210	18,845	1,217,066
C	2,274,766	608,118	11,495	11,417	608,118
D	2,673,700	612,994	13,263	13,235	612,994
E	7,440,000	4,606,784	100,225	119,361	4,606,784
E-1	131,584	—	—	—	—
E-2	115,787	—	—	—	—
F	10,462,500	4,861,658	175,182	188,193	4,861,658
G	62,775,000	47,881,788	330,466	231,686	47,881,788
G-1	930,000	—	—	—	—
H	75,177,482	10,613,198	197,488	200,852	10,613,198
H-1	60,833,745	51,011,263	965,183	965,374	51,011,263
	224,409,612	121,431,310	$1,812,678	$1,749,201	121,431,310
Common Stock
On March 9, 2021, the Company’s common stock and warrants began trading on the Nasdaq Global Select Market under the ticker symbols “VIEW” and “VIEWW,” respectively. Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 600,000,000 shares of common stock with a par value of $0.0001 per share. As of December 31, 2021, the Company had 219,195,971 shares of common stock issued and outstanding.
Preferred Stock
Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 1,000,000 shares of preferred stock having a par value of $0.0001 per share (“View Inc. Preferred Stock”). The Company’s board of directors has the authority to issue View, Inc. Preferred Stock and to determine the rights, preferences, privileges, and restrictions, including voting rights, of those shares. As of December 31, 2021, no shares of View, Inc. Preferred Stock were issued and outstanding.
Dividend
Common stock is entitled to dividends when and if declared by the Company’s board of directors, subject to the rights of all classes of stock outstanding having priority rights to dividends. The Company has not paid any cash dividends on common stock to date. The Company may retain future earnings, if any, for the further development and expansion of its business and has no current plans to pay cash dividends for the foreseeable future. Any future determination to pay dividends will be made at the discretion of the Company’s board of directors and will depend on, among other things, the Company’s financial condition, results of operations, capital requirements, restrictions contained in future agreements and financing instruments, business prospects and such other factors as the Company’s board of directors may deem relevant.